Retirement-Related Benefits - Changes in Benefit Obligation and Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Plans | U.S.
Changes in benefit obligation
Benefit obligation, balance at beginning of period	$ 52,237	$ 50,232
Interest cost	1,109	1,501	$ 1,882
Acquisitions/divestitures, net		1
Actuarial losses/(gains)	(1,582)	4,071
Benefits paid from trust	(3,459)	(3,445)
Direct benefit payments	(125)	(123)
Amendments/curtailments/settlements/other	1	0
Benefit obligation, balance at end of period	48,182	52,237	50,232
Change in plan assets
Fair value of plan assets, balance at beginning of period	54,386	51,784
Actual return on plan assets	924	6,046
Acquisitions/divestitures, net		1
Benefits paid from trust	(3,459)	(3,445)
Amendments/curtailments/settlements/other	1
Fair value of plan assets, balance at end of period	51,852	54,386	51,784
Funded status	3,671	2,149
Accumulated benefit obligation	48,182	52,237
Pension Plans | Non-U.S.
Changes in benefit obligation
Benefit obligation, balance at beginning of period	50,447	45,947
Service cost	300	328	304
Interest cost	424	541	814
Plan participants' contributions	19	18
Acquisitions/divestitures, net	(70)	63
Actuarial losses/(gains)	(876)	2,794
Benefits paid from trust	(2,090)	(1,908)
Direct benefit payments	(516)	(391)
Foreign exchange impact	(2,548)	3,085
Amendments/curtailments/settlements/other	7	(29)
Benefit obligation, balance at end of period	45,097	50,447	45,947
Change in plan assets
Fair value of plan assets, balance at beginning of period	42,308	38,891
Actual return on plan assets	1,686	2,559
Employer contributions	86	166
Acquisitions/divestitures, net	(87)	106
Plan participant's contributions	19	18
Benefits paid from trust	(2,090)	(1,908)
Foreign exchange impact	(1,939)	2,479
Amendments/curtailments/settlements/other	(4)	(2)
Fair value of plan assets, balance at end of period	39,979	42,308	38,891
Funded status	(5,118)	(8,140)
Accumulated benefit obligation	44,628	50,019
Nonpension Postretirement Plans | U.S.
Changes in benefit obligation
Benefit obligation, balance at beginning of period	3,791	3,857
Service cost	7	9	10
Interest cost	65	103	145
Plan participants' contributions	50	56
Actuarial losses/(gains)	(141)	135
Benefits paid from trust	(369)	(369)
Direct benefit payments	(1)	0
Amendments/curtailments/settlements/other	3
Benefit obligation, balance at end of period	3,404	3,791	3,857
Change in plan assets
Fair value of plan assets, balance at beginning of period	15	3
Actual return on plan assets		0
Employer contributions	313	325
Plan participant's contributions	50	56
Benefits paid from trust	(369)	(369)
Amendments/curtailments/settlements/other	0	0
Fair value of plan assets, balance at end of period	8	15	3
Funded status	(3,395)	(3,776)
Nonpension Postretirement Plans | Non-U.S.
Changes in benefit obligation
Benefit obligation, balance at beginning of period	756	830
Service cost	4	4	4
Interest cost	27	35	54
Acquisitions/divestitures, net	6	0
Actuarial losses/(gains)	(78)	(2)
Benefits paid from trust	(6)	(4)
Direct benefit payments	(28)	(24)
Foreign exchange impact	(42)	(83)
Amendments/curtailments/settlements/other	(1)	(1)
Benefit obligation, balance at end of period	638	756	830
Change in plan assets
Fair value of plan assets, balance at beginning of period	40	52
Actual return on plan assets	(14)	2
Employer contributions	6
Benefits paid from trust	(6)	(4)
Foreign exchange impact	6	(10)
Amendments/curtailments/settlements/other	0	0
Fair value of plan assets, balance at end of period	31	40	$ 52
Funded status	$ (607)	$ (716)